Related Party Transactions - Interest Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party interest expense	$ 12,700	$ 11,000	$ 27,800	$ 21,700	$ 57,574	$ 42,668
Aristeia
Related Party Transaction [Line Items]
Total related party interest expense					5,993	4,394
Highbridge
Related Party Transaction [Line Items]
Total related party interest expense					9,325	6,934
Mudrick
Related Party Transaction [Line Items]
Total related party interest expense					23,743	17,766
Whitebox
Related Party Transaction [Line Items]
Total related party interest expense					15,607	11,444
Wolverine
Related Party Transaction [Line Items]
Total related party interest expense					$ 2,906	$ 2,130